Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Revised Standards and Interpretations Are Issued But Are Not Yet Effective
The following new and revised standards and interpretations are issued but are not yet effective and were not early adopted by the Group in preparing these consolidated financial statements.

Standard or interpretation	Effective date	Planned application by Sportradar in reporting year

Amendments to IFRS 3: References to Conceptual Framework	January 1, 2022	2022
Amendments to IAS 37: Onerous contracts – Cost of fulfilling a contract	January 1, 2022	2022
Amendments to IAS 16: Property, Plant and Equipment: Proceeds before Intended Use	January 1, 2022	2022
Annual Improvements to IFRS Standards 2018 — 2020	January 1, 2022	2022
Amendments to IAS 1: Classification of Liabilities as Current or Non-current	January 1, 2023	2023
IFRS 17 and amendments to IFRS 17: Insurance Contracts	January 1, 2023	2023
Amendments to IAS 8: Definition of Accounting Estimates	January 1, 2023	2023
Amendments to IAS 12: Deferred Tax related to Assets and Liabilities arising from a Single Transaction	January 1, 2023	2023
Amendments to IAS 1 and IFRS Practice Statement 2: Disclosure of Accounting Policies	January 1, 2023	2023
Amendments to IFRS 10 and IAS 28 : Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	Deferred indefinitely	—

Summary of The Estimated Useful Lives and Depreciation Method
The estimated useful lives and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.

Estimated useful life in years
Internally-developed software in use	3 –5

Summary of Intangible Assets Are Amortized On A Straight Line Basis	The following useful lives are applied:

Intangible asset	Estimated useful life in years
Acquired trademarks and brand names	5
Acquired customer bases	5 -10
Software	2 -10
Other rights	2 - 5

Summary of Property and Equipment Are Depreciated On A Straight Line Basis Over The Estimated Useful Life of The Assets
Property and equipment are depreciated on a straight-line basis over the estimated useful life of the assets:

Tangible asset	Estimated useful life in years
Leasehold improvements	5 -12
Technical equipment and machines	3 -15
Other facilities and equipment	3 -15
Right-of-use assets	1 -12